                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check Here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.):   [X] is a restatement.

                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:      Boyar Asset Management Inc.
     Address:   35 East 21st Street
                New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
Title:   President
Phone:   212-995-8300

Signature, Place, and Date of Signing:

       /s/  Mark A. Boyar           New York, New York          May 16, 2011
-------------------------------   ----------------------   ---------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

EXPLANATORY NOTE: This Amendment No. 1 is a complete restatement of the Form 13F filed with the SEC on May 13, 2011 for the quarter ended March 31, 2011, which due to an administrative error included an incorrect version of the Summary Page and Information Table.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   135

Form 13F Information Table Value Total:   $68,441 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

FORM 13F - HOLDINGS REPORT

                                                                   # OF           INVESTMENT   OTHER
ISSUER_NAME                       CLASS_TITLE    CUSIP    VALUE   SHARES PUT/CALL DISCRETION MANAGERS  SOLE  SHARE NONE
-------------------------------- ------------- --------- -------- ------ -------- ---------- -------- ------ ----- ----
ABBOTT LABORATORIES                   COM      002824100    24762    505    SH                           505
AEGON NV AMER REGD                    COM      007924103       75     10    SH                            10
ALCATEL-LUCENT SPON                   COM      013904305      139     24    SH                            24
ALCOA INC                             COM      013817101     1925    109    SH                           109
ALTRIA GROUP INC                      COM      02209S103   252491   9700    SH                          9700
AMERICAN ELEC PWR CO                  COM      025537101      890     25    SH                            25
AMERICAN EXPRESS CO                   COM      025816109   429852   9510    SH                          9510
AMERICAN INTL GROUP                   COM      026874784      211      6    SH                             6
AMERICAN INTL GROUP              RIGHTS & WARR 026874156       33      3    SH                             3
AMERIPRISE FINL INC                   COM      03076C106  2176823  35639    SH                         35639
AMGEN INC                             COM      031162100    21380    400    SH                           400
AOL INC COM USD0.01                   COM      00184X105  1111101  56892    SH                         56892
APPLIED INDUSTRIAL                    COM      03820C105     1638     49    SH                            49
ASCENA RETAIL GROUP                   COM      04351G101      194      6    SH                             6
AT&T INC                              COM      00206R102    58159   1900    SH                          1900
AXA ADS-EACH REP 1                    COM      054536107     1276     61    SH                            61
BANK NEW YORK                         COM      064058100  2037693  68219    SH                         68219
BANK OF AMERICA                       COM      060505104  1813586 135254    SH                        135254
BARNWELL INDUSTRIES                   COM      068221100     4344    600    SH                           600
BERKSHIRE HATHAWAY                    COM      084670702    71086    850    SH                           850
BLACKROCK                             COM      09254P108     8531    664    SH                           664
BOARDWALK PIPELINE                    UNIT     096627104    19596    600    SH                           600
BP PLC ADR (CNV INTO                  COM      055622104    26732    606    SH                           606
BRISTOL MYERS SQUIBB                  COM      110122108  1305695  49402    SH                         49402
BROADRIDGE                            COM      11133T103   319089  14063    SH                         14063
BUCKEYE PARTNERS L P                  UNIT     118230101    12906    203    SH                           203
CABLEVISION SYS CORP                  COM      12686C109  1466128  42361    SH                         42361
CABOT                                 COM      12709P103     2926     56    SH                            56
CALLAWAY GOLF CO                      COM      131193104    61776   9058    SH                          9058
CAPSTEAD MTG CORP                   PREFERR    14067E308     2130    150    SH                           150
CARNIVAL CORP COM                     COM      143658300   921771  24029    SH                         24029
CATERPILLAR INC                       COM      149123101    11580    104    SH                           104
CBS CORP NEW                          COM      124857202  1109798  44321    SH                         44321
CEMEX S.A.B. DE C.V.                  COM      151290889       19      2    SH                             2
CIRCLE ENTMT INC                      COM      17256R105    11214  35599    SH                         35599
CISCO SYS INC                         COM      17275R102   722444  42125    SH                         42125
CITIGROUP INC                         COM      172967101  1932428 437201    SH                        437201
CKX INC                               COM      12562M106   633000 150000    SH                        150000
CLOROX CO DEL                         COM      189054109  1944150  27746    SH                         27746
COMCAST CORP NEW                      COM      20030N101   680203  29097    SH                         29097
COMCAST CORP NEW                      COM      20030N200  1966851  84702    SH                         84702
CONSOLIDATED EDISON                   COM      209115104     5646    111    SH                           111
CORE MED GROUP INC   COM              COM      218684108        0     10    SH                            10
CORNING INC                           COM      219350105    37220   1804    SH                          1804
CVS CAREMARK CORP                     COM      126650100   382977  11159    SH                         11159
DELL INC                              COM      24702R101   491889  33900    SH                         33900
DHT HOLDINGS INC COM                  COM      Y2065G105    12025   2500    SH                          2500
DHX MEDIA COM NPV                     COM      252406103     7402   8000    SH                          8000

DIEBOLD INC                           COM      253651103   637735  17985    SH                         17985
DIRECTV COM CL A                      COM      25490A101     8752    187    SH                           187
DISNEY WALT CO                        COM      254687106  1323035  30704    SH                         30704
DSP GROUP INC                         COM      23332B106     3080    400    SH                           400
DU PONT E I DE                        COM      263534109    10994    200    SH                           200
ECOM ECOM COM INC                     COM      27889U102        3   1000    SH                          1000
ESECURESOFT CO                        COM      296423106        0     10    SH                            10
ETFS PALLADIUM TR SH                  COM      26923A106    15206    200    SH                           200
FAIRPOINT COMMUNICATIONS INC          COM      305560104        0      2    SH                             2
FORD MTR CO DEL                       COM      345370860     1491    100    SH                           100
FRONTIER                              COM      35906A108     2195    267    SH                           267
GAZPROM O A O                         COM      368287207    12948    400    SH                           400
GENERAL ELECTRIC CO                   COM      369604103  1590226  79313    SH                         79313
GLAXOSMITHKLINE ADR                   COM      37733W105    12675    330    SH                           330
GRAHAM FIELD HEALTH PRODUCTS INC      COM      384632105        0      2    SH                             2
GREEN ENERGY GROUP INC                COM      393036108        0     10    SH                            10
GRIFFON CORP                          COM      398433102   808401  61569    SH                         61569
HCP INC COM                           UNIT     40414L109    19945    526    SH                           526
HEINZ H J CO                          COM      423074103  1735942  35558    SH                         35558
HERALD NATL BK NEW                    COM      42703Q104    11300   5000    SH                          5000
HOME DEPOT INC                        COM      437076102  2741046  73962    SH                         73962
HOSPIRA INC                           COM      441060100     2760     50    SH                            50
INGERSOLL-RAND PLC                    COM      G47791101    10773    223    SH                           223
INTEL CORP                            COM      458140100  1277200  63290    SH                         63290
INTL BUSINESS MACH                    COM      459200101   176828   1084    SH                          1084
INTL SPEEDWAY CL A                    COM      460335201   438060  14700    SH                         14700
ISHARES TR DOW JONES                  COM      464288752     2986    225    SH                           225
ISIS PHARMACEUTICALS                  COM      464330109     2712    300    SH                           300
JDS UNIPHASE CORP                     COM      46612J507     1042     50    SH                            50
JER INVS TR INC COM                   UNIT     46614H400        6     96    SH                            96
JOHNSON & JOHNSON                     COM      478160104  1088277  18368    SH                         18368
JOHNSON CTLS INC                      COM      478366107     6236    150    SH                           150
JPMORGAN CHASE & CO                   COM      46625H100  2948510  63959    SH                         63959
K SEA TRANSN                          UNIT     48268Y101      818    100    SH                           100
KENTUCKY CENT LIFE                    COM      491242202        0    600    SH                           600
KRAFT FOODS INC                       COM      50075N104  2743153  87473    SH                         87473
LENNAR CORP                           COM      526057104    64494   3559    SH                          3559
LENNAR CORP   CL B                    COM      526057302     1677    114    SH                           114
LIVE NATION                           COM      538034109       70      7    SH                             7
LSI CORP                              COM      502161102       41      6    SH                             6
MADISON SQUARE                        COM      55826P100  1264508  46851    SH                         46851
MARRIOTT INTL                         COM      571903202   910149  25580    SH                         25580
MEREDITH CORP                         COM      589433101  1928601  56857    SH                         56857
MFS INTER INCOME TR                   COM      55273C107    12427   2030    SH                          2030
MGM RESORTS                           COM      552953101   359087  27307    SH                         27307
MICROSOFT CORP                        COM      594918104  2326885  91646    SH                         91646
MIDAS GROUP INC                       COM      595626102  2172528 283250    SH                        283250
NASDAQ OMX GROUP INC                  COM      631103108  1511278  58486    SH                         58486
ORIENT EXPRESS                        COM      G67743107   404128  32670    SH                         32670
PEPSICO INC                           COM      713448108    44217    686    SH                           686

PFIZER INC                            COM      717081103  3294458 162209    SH                        162209
PHILIP MORRIS INTL                    COM      718172109   269083   4100    SH                          4100
QUALCOMM INC                          COM      747525103    13757    251    SH                           251
RAYTHEON CO COM NEW                   COM      755111507    50870   1000    SH                          1000
REGIS CORP MINN                       COM      758932107    58995   3326    SH                          3326
REIS INC                              COM      75936P105   164112  20800    SH                         20800
SAKS INC                              COM      79377W108   897946  79394    SH                         79394
SIRIUS XM RADIO INC                   COM      82967N108    11649   7060    SH                          7060
SKINNY NUTRITIONAL                    COM      830695102      510  10000    SH                         10000
SOLUTIA INC                      RIGHTS & WARR 834376147        6      2    SH                             2
STATE BANCORP INC NY                  COM      855716106     4093    394    SH                           394
STRYKER CORP                          COM      863667101    60800   1000    SH                          1000
SYCAMORE NETWORKS                     COM      871206405      733     30    SH                            30
SYMS CORP                             COM      871551107   301818  45250    SH                         45250
SYNTHESIS ENERGY                      COM      871628103     5660   2000    SH                          2000
SYSCO CORP                            COM      871829107   794990  28700    SH                         28700
TALISMAN ENERGY INC                   COM      87425E103     6669    270    SH                           270
TELLABS INC                           COM      879664100     2104    401    SH                           401
TIME WARNER INC NEW                   COM      887317303  2854126  79948    SH                         79948
TRAVELERS COS INC                     COM      89417E109  2897608  48716    SH                         48716
UNITED CAPITAL CORP                   COM      909912107    78080   2759    SH                          2759
UNITED PARCEL SVC                     COM      911312106  1872864  25200    SH                         25200
UNITED STATES STEEL                   COM      912909108     5394    100    SH                           100
UNITEDHEALTH GROUP                    COM      91324P102    72036   1594    SH                          1594
VALLEY NATL BANCORP                   COM      919794107     3546    254    SH                           254
VERIZON                               COM      92343V104   501482  13012    SH                         13012
VERTEX PHARMACEUTCLS                  COM      92532F100     4793    100    SH                           100
VIACOM INC NEW                        COM      92553P201    43357    932    SH                           932
WASHINGTON REAL                       UNIT     939653101     9461    304    SH                           304
WASTE MANAGEMENT INC                  COM      94106L109    90235   2417    SH                          2417
WELLS FARGO & CO                      COM      949746101     1878     59    SH                            59
WENDYS ARBYS GROUP                    COM      950587105  2073485 412224    SH                        412224
WESTERN UNION CO                      COM      959802109  1215263  58510    SH                         58510
WISCONSIN ENERGY CP                   COM      976657106     9786    321    SH                           321
WORLD WRESTLING                       COM      98156Q108     1942    154    SH                           154
YUM! BRANDS INC                       COM      988498101    29698    578    SH                           578